Prepaid expenses and other current assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments To Suppliers, Current	$ 1,272	$ 1,389
Prepaid Expense, Current	11,876	9,505
Value Added Tax Receivable, Current	2,648	11,485
Derivative Instruments and Hedges, Assets	2,025	553
Other Assets, Miscellaneous, Current	1,809	314
Prepaid Expense and Other Assets, Current	$ 19,630	$ 23,246